Putnam
Research
Fund

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

7-31-99


[LOGO: BOSTON * LONDON * TOKYO]



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

Putnam Research Fund is the epitome of what investment people call bottom-up management. Its portfolio holdings are chosen one by one, each selected entirely upon the merits of its issuing company and the expectation of meeting certain performance objectives over time. There is no specific focus on a particular industry and the stocks need not conform to any predetermined investment style.

This is a fund managed by analysts doing what analysts do best:
understanding companies and industries, predicting shifts in the competitive landscape, creating computer models that reflect this insight, and anticipating changes in the valuation of stocks.

The validity of the concept and the fund managers' understanding of it are revealed in the performance numbers both for fiscal 1999 and the life of the fund. While past performance provides no assurance of future results, in our view, the fund's prospects over time remain bright indeed.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
September 15, 1999



Report from the Fund Managers

Putnam Global Equity
Research Team

The cornerstone of Putnam Research Fund's investment philosophy is individual stock selection -- examining the strengths and potential of each company on its own merits with less emphasis on broader economic trends. At the close of fiscal 1999, the fund's solid returns illustrate the merits of this approach. The 12 months ended July 31, 1999, were marked by dramatic market shifts, global economic crises, and much of the volatility that is inherent with stock market investing. Through it all, we maintained a firm commitment to our strategy, identifying and recommending stocks that we believed could deliver rewarding results, market volatility notwithstanding.

Total return for 12 months ended 7/31/99

     Class A         Class B          Class C          Class M
   NAV     POP     NAV     CDSC     NAV     CDSC     NAV     POP
----------------------------------------------------------------------------
  23.57%  16.49%  22.53%   17.53%  22.76%   21.76%  22.90%  18.59%
----------------------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods begins on page 6.

With our style-neutral and sector representative approach, we sidestepped questions such as whether value stocks would outperform growth stocks or whether a particular industry should be targeted. Our priority, as always, was rigorous, in-depth research and analysis. Although we focus on individual companies, it is inevitable that some of the best-performing stocks will be found in booming industries. This was certainly the case in fiscal 1999, as several of the portfolio's outstanding stocks were from the telecommunications, cable, and technology industries.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Pharmaceuticals and
biotechnology               10.0%

Computer services
and software                 8.7%

Retail                       7.0%

Financial services           6.9%

Banks                        6.8%

Footnote reads:
*Based on net assets as of 7/31/99. Holdings will vary over time.


* DEMAND FOR TECHNOLOGY FUELS STOCK PERFORMANCE

Over the past few years, we have witnessed explosive growth in the demand for advanced technology and faster access to data. It has influenced every segment of the population, from global corporations to families using home computers, and it has benefited companies across a wide range of industries. Examples in the fund's portfolio included Nortel Networks, Juniper Networks, Nokia, and Lucent Technologies. As the former equipment arm of AT&T Corp., Lucent Technologies has a solid position in the telephone equipment market and is becoming an increasingly powerful player in the Internet market. Lucent is expected to benefit substantially as telecommunications companies seek to upgrade their networks to handle increased demands for data services.

* KEY SECTORS INCLUDE CABLE AND INTERNET

Cable companies are another beneficiary of the world's high-tech focus. To respond to complex demands of businesses and consumers, the cable industry has undergone a revolution. Today cable companies provide technologically advanced networks that combine high-speed Internet access, telecommunications, and digital services. One example in the fund's portfolio is Comcast, a cable operator with about 5.6 million subscribers in 21 states. The company offers digital video and high-speed Internet service. Adding to Comcast's strength are its programming subsidiaries, including electronic retailer QVC and E! Entertainment Television. While these holdings, along with others discussed in this report, were viewed favorably at the end of the fiscal period, all holdings are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

The fund's portfolio also included the most obvious beneficiaries of technology's explosive growth -- Internet companies themselves. The world's voracious appetite for Web access has boosted stocks such as America Online (AOL), an Internet service pro-vider and a key contributor to fund performance during the period. AOL is the number one provider of online services, including news, Internet searches, and e-mail. At the time AOL was added to the fund's portfolio, the company's subscriber growth had improved substantially over the previous year, a strength we believed had not been factored into its stock price. In addition, AOL continued to benefit from robust online advertising and its ability to anticipate e-commerce trends. We decided to take profits on the position in April, since the company's subscriber growth was slowing and we believed the stock would not continue to perform at the levels it had reached earlier. In addition, AOL's entry into the broadband market -- offering high-speed Internet access over phone lines -- was not scheduled to debut for several months, giving investors the perception that the company was a step behind the cable companies.


Morningstar, an independent rating agency, gave Putnam Research Fund's class A shares 4 stars for overall performance based on the fund's average annual returns for the 3-year period ended July 31, 1999. Of the 3,092 domestic equity funds rated, only 22.5% received 4 stars.

Morningstar ratings reflect risk-adjusted performance through 7/31/99 and are subject to change every month. Morningstar ratings are calculated from a fund's 3-, 5-, and 10-year returns (with fee adjustments) in excess of 90-day Treasury bill returns and a risk factor that reflects performance below 90-day Treasury bill returns. Performance of other share classes will vary. The fund was not rated over longer periods. Past performance is not indicative of future results.


* FROM BUBBLE WRAP TO BIOTECH, OTHER STOCKS SHINE IN FISCAL '99

Stocks in a variety of other industries, including basic materials, capital goods, and biotechnology, also contributed to your fund's strong returns. One standout during the period was Sealed Air Corp., a global manufacturer of protective and specialty packaging materials. Perhaps best known for its Bubble Wrap(R) cushioning material, the company tripled in size with its 1998 purchase of Cryovac, the specialty packaging business of W.R. Grace & Co. Sealed Air has reduced debt and is continuing to focus on major growth initiatives.


What's not there counts too

Often, deciding which stocks not to include in a fund's portfolio is as important as any other investment decision. For the analysts who manage Putnam Research Fund, recommending against buying a particular stock -- or choosing to sell one already held in the portfolio -- requires as much intensive research as selecting potential winners. During the fund's 1999 fiscal year, the stock of Coca-Cola serves as an example. "Coca-Cola is a fantastic company," says Walter Scully, an analyst in Putnam's global equity research organization. "But Coca-Cola is also a global company, deriving much of its revenues from countries outside the United States. I was concerned about last year's dramatic slowdown in the global economy and its impact on this stock." As Walter predicted, the stock did not perform well during the fund's fiscal year and the decision not to include it in the portfolio proved the correct choice.


Tyco International, a global industrial conglomerate, was another key contributor to performance in fiscal 1999. Tyco's strengths are its ability to globalize its core businesses, to excel in any market it enters, and to acquire underperforming companies and bring them up to its own high standards. In the past few years, the company has diversified from primarily construction-related businesses to leadership positions in a variety of industry sectors that range from disposable medical supplies and electrical components to fire protection systems and security devices. Tyco's impressive growth is a result of its ability to acquire competitors, cut costs, and make vast operational improvements.

MedImmune, Inc., another strong performer, is a biotechnology company that develops and markets products to prevent and treat infectious diseases and for use in transplant medicine. The company recently launched Synagis, a product that treats infants and children at risk for respiratory syncytial virus (RSV), which hospitalizes more than 90,000 infants in the United States each year. Sales have been strong, due in part to endorsements by a number of pediatricians. MedImmune has several other promising products in development along with strong management and tight control over its operating costs.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

General Electric Co.
Electronics and electrical equipment

Intel Corp.
Semiconductors

Motorola, Inc.
Electronics and electrical equipment

American International Group, Inc.
Insurance

Wal-Mart Stores, Inc.
Retail

Tyco International Ltd.
Conglomerate

Lucent Technologies, Inc.
Telecommunications

Amgen, Inc.
Pharmaceuticals and biotechnology

Parametric Technology Corp.
Computer services and software

Bristol-Myers Squibb Co.
Pharmaceuticals and biotechnology

Footnote reads:
These holdings represent 24.1% of the fund's net assets as of 7/31/99. Portfolio holdings will vary over time.


Although it has since been sold, the stock of Sara Lee Corp. was a highlight during the period. The stock was recommended in part because of the company's plan to restructure its worldwide operations and focus on the most profitable segments of its business. As part of the plan, Sara Lee closed or sold 116 of its manufacturing and distribution facilities. This restructuring, along with Sara Lee's strong management team and brand recognition, helped boost the company's stock price. We sold the fund's position when we concluded that the restructuring news had been fully factored into its stock price. In addition, we were concerned about the carryover effect of a recall on Sara Lee hot dogs and deli meats, which were linked to an outbreak of food-borne illness in late 1998.

* MORE VOLATILITY POSSIBLE FOR FISCAL 2000

Just after the close of the period, U.S. markets were experiencing increased volatility and the Federal Reserve Board was the focus of attention after raising short-term interest rates by a quarter point in June and August. While we recognize that volatility will continue into fiscal 2000, we will continue to rely on the collective expertise of our team. We believe that diligent and ongoing research and analysis will allow us to focus on selecting undervalued stocks, regardless of overall economic conditions.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 7/31/99, there is no guarantee the fund will continue to hold these securities in the future.


Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Research Fund is designed for investors seeking capital appreciation primarily through common stock investments.




TOTAL RETURN FOR PERIODS ENDED 7/31/99

                         Class A            Class B             Class C            Class M
(inception dates)       (10/2/95)          (6/15/98)           (2/1/99)           (6/15/98)
                      NAV       POP      NAV       CDSC      NAV      CDSC      NAV       POP
--------------------------------------------------------------------------------------------------
1 year                23.57%    16.49%   22.53%    17.53%    22.76%   21.76%    22.90%    18.59%
--------------------------------------------------------------------------------------------------
Life of fund         151.51    137.02   143.09    140.09    144.45   144.45    146.65    138.09
Annual average        27.23     25.27    26.10     25.69     26.29    26.29     26.58     25.42
--------------------------------------------------------------------------------------------------



COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 7/31/99

                          S&P 500              Consumer
                           Index              price index
------------------------------------------------------------------------------
1 year                     20.20%                2.14%
------------------------------------------------------------------------------
Life of fund              143.38                 8.81
Annual average             26.12                 2.23
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50% respectively. Class B share returns for the 1-year and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.



[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of a $10,000 investment since 10/2/95

                Fund's class A          S&P           Consumer price
Date            shares at POP        500 Index            index

10/2/95             9,425             10,000             10,000
7/31/96            10,864             11,157             10,248
7/31/97            16,255             16,974             10,477
7/31/98            19,181             20,247             10,653
7/31/99           $23,702            $24,338            $10,881

Footnote reads:
Past performance is no assurance of future results. At the end of the same time period, a $10,000 investment in the fund's class B shares would have been valued at $24,309 or $24,009 with a contingent deferred sales charge. Class C shares would have been valued at $24,445 and no contingent deferred sales charges would apply; a $10,000 investment in the fund's class M shares would have been valued at $24,665 ($23,809 at public offering price). See first page of performance section for performance calculation method.




PRICE AND DISTRIBUTION INFORMATION 12 MONTHS ENDED 7/31/99

                              Class A        Class B      Class C       Class M
------------------------------------------------------------------------------------
Distributions (number)           1              1            --            1
------------------------------------------------------------------------------------
Income                          --             --            --           --
------------------------------------------------------------------------------------
Capital gains
  Long-term                 $0.044         $0.044           $--       $0.044
------------------------------------------------------------------------------------
  Short-term                 0.017          0.017            --        0.017
------------------------------------------------------------------------------------
  Total                     $0.061         $0.061           $--       $0.061
------------------------------------------------------------------------------------
Share value:             NAV      POP        NAV            NAV    NAV      POP
------------------------------------------------------------------------------------
7/31/98                 $13.49    $14.31   $13.49            --   $13.49    $13.98
------------------------------------------------------------------------------------
2/1/99*                     --        --       --        $15.81       --        --
------------------------------------------------------------------------------------
7/31/99                  16.60     17.61    16.46         16.55    16.51     17.11
------------------------------------------------------------------------------------

* Inception of class C shares.





TOTAL RETURN FOR PERIODS ENDED 6/30/99 (most recent calendar quarter)

                      Class              Class B          Class C            Class M
(inception dates)    (10/2/95)          (6/15/98)         (2/1/99)          (6/15/98)
                   NAV       POP      NAV      CDSC     NAV     CDSC      NAV       POP
----------------------------------------------------------------------------------------
1 year             26.91%    19.62%   25.94%   20.94%   26.13%   25.13%   26.23%   21.80%
----------------------------------------------------------------------------------------
Life of fund      157.72    142.87   149.29   146.29   150.80   150.80   152.78   144.00
Annual average     28.81     26.78    27.66    27.25    27.87    27.87    28.14    26.93
----------------------------------------------------------------------------------------


Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for performance calculation method.


Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


Comparative benchmarks

Standard & Poor's 500 Index is an unmanaged list of common stocks that is frequently used as a general measure of stock market performance. It assumes reinvestment of all distributions and interest payments and does not take into account brokerage fees or taxes. Securities in the fund do not match those in the index and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


Welcome to www.putnaminv.com

Now you can use your PC to get up-to-date information about your funds, learn more about investing and retirement planning, and access market news and economic outlooks from Putnam.

VISIT PUTNAM'S SITE ON THE WORLD WIDE WEB FOR:

* the benefits of investing with Putnam

* Putnam's money management philosophy

* complete fund information, daily pricing and long-term performance

* your current account value, portfolio value and transaction history

* the latest on new funds and other Putnam news

  You can also read Putnam economist Dr. Robert Goodman's commentary and Putnam's Capital Markets outlook, search for a particular fund by name or objective, use our glossary to decode investment terms . . . and much more.

  The site can be accessed through any of the major online services (America Online, CompuServe, Prodigy) that offer web access. Of course, you can also access it via Netscape or Microsoft Internet Explorer, using an independent Internet service provider.

  New features will be added to the site regularly. So be sure to bookmark us at http://www.putnaminv.com


A guide to the financial statements

These sections of the report, preceded by the Report of independent accountants, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price is determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-ended funds, a separate table is provided for each share class.



Report of independent accountants

The Board of Trustees of Putnam Investment Funds and
Shareholders of Putnam Research Fund

We have audited the accompanying statement of assets and liabilities of Putnam Research Fund (a series of Putnam Investment Funds), including the fund's portfolio, as of July 31, 1999, and the related statement of operations, statement of changes in net assets and financial highlights for the year or period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year or periods ended July 31, 1998, and the financial highlights for each of the years or periods in the three-year period ended July 31, 1998, were audited by other auditors whose report dated September 10, 1998 expressed an unqualified opinion on that financial statement and those financial highlights.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Putnam Research Fund as of July 31, 1999, the results of its operations, changes in its net assets and financial highlights for the year or period then ended, in conformity with generally accepted accounting principles.

                                                              KPMG LLP
Boston, Massachusetts
September 7, 1999




The fund's portfolio
July 31, 1999

COMMON STOCKS (99.1%) (a)
NUMBER OF SHARES                                                                                                     VALUE
Advertising (1.1%)
--------------------------------------------------------------------------------------------------------------------------
            244,500  Young & Rubicam, Inc.                                                                  $   11,078,906

Aerospace and Defense (1.4%)
--------------------------------------------------------------------------------------------------------------------------
            319,700  Boeing Co.                                                                                 14,506,388

Airlines (1.3%)
--------------------------------------------------------------------------------------------------------------------------
            112,900  Delta Air Lines, Inc.                                                                       6,731,663
            203,400  Northwest Airlines Corp. Class A (NON)                                                      6,534,225
                                                                                                            --------------
                                                                                                                13,265,888

Banks (6.8%)
--------------------------------------------------------------------------------------------------------------------------
            278,100  Bank of America Corp.                                                                      18,458,888
            118,200  Bank One Corp.                                                                              6,449,288
            109,900  Fifth Third Bancorp                                                                         7,150,369
            141,100  First Union Corp.                                                                           6,490,600
             12,000  M & T Bank Corp.                                                                            6,474,000
            115,100  Mercantile Bancorp., Inc.                                                                   6,272,950
            194,700  Washington Mutual, Inc.                                                                     6,680,644
            176,400  Wells Fargo Co.                                                                             6,879,600
            111,900  Zions Bancorp                                                                               6,490,200
                                                                                                            --------------
                                                                                                                71,346,539
Broadcasting (0.9%)
--------------------------------------------------------------------------------------------------------------------------
            260,500  AT&T Corp. -- Liberty Media, Class A (NON)                                                  9,638,500

Building Products (0.6%)
--------------------------------------------------------------------------------------------------------------------------
            116,000  Armstrong World Industries, Inc.                                                            6,380,000

Cable Television (1.0%)
--------------------------------------------------------------------------------------------------------------------------
            269,500  Comcast Corp. Class A (NON)                                                                10,375,750

Cellular Communications (0.8%)
--------------------------------------------------------------------------------------------------------------------------
             39,500  Vodafone AirTouch PLC (United Kingdom)                                                      8,314,750

Chemicals (1.1%)
--------------------------------------------------------------------------------------------------------------------------
            264,300  Rohm & Haas Co.                                                                            11,265,788

Computer Equipment (0.8%)
--------------------------------------------------------------------------------------------------------------------------
            134,400  Lexmark International Group, Inc. Class A (NON)                                             8,467,200

Computer Services and Software (8.7%)
--------------------------------------------------------------------------------------------------------------------------
            288,600  Computer Associates International, Inc.                                                    13,239,525
            214,300  Electronic Data Systems Corp.                                                              12,924,969
            134,800  Galileo International, Inc.                                                                 6,900,075
            179,100  Hewlett-Packard Co.                                                                        18,749,531
            501,400  Oracle Corp. (NON)                                                                         19,084,538
          1,439,100  Parametric Technology Corp. (NON)                                                          20,327,288
                                                                                                            --------------
                                                                                                                91,225,926

Computers (1.6%)
--------------------------------------------------------------------------------------------------------------------------
            137,800  Apple Computer, Inc. (NON)                                                                  7,673,738
            115,900  Gateway, Inc. (NON)                                                                         8,830,131
                                                                                                            --------------
                                                                                                                16,503,869

Conglomerates (2.4%)
--------------------------------------------------------------------------------------------------------------------------
            251,600  Tyco International Ltd.                                                                    24,578,175

Electric Utilities (2.7%)
--------------------------------------------------------------------------------------------------------------------------
            393,800  DPL, Inc.                                                                                   7,556,038
            271,200  Entergy Corp.                                                                               8,220,750
            418,500  FirstEnergy Corp.                                                                          11,953,406
                                                                                                            --------------
                                                                                                                27,730,194

Electronics and Electrical Equipment (5.7%)
--------------------------------------------------------------------------------------------------------------------------
            310,400  General Electric Co.                                                                       33,833,600
            287,600  Motorola, Inc.                                                                             26,243,500
                                                                                                            --------------
                                                                                                                60,077,100

Entertainment (0.9%)
--------------------------------------------------------------------------------------------------------------------------
            129,400  Time Warner, Inc.                                                                           9,316,800

Financial Services (6.9%)
--------------------------------------------------------------------------------------------------------------------------
             63,000  American Express Co.                                                                        8,300,250
            175,200  Associates First Capital Corp.                                                              6,712,350
            365,900  Charter One Financial, Inc.                                                                 9,467,663
            359,250  Citigroup, Inc.                                                                            16,009,078
            153,700  Finova Group, Inc.                                                                          6,733,981
            148,800  Lehman Brothers Holding, Inc.                                                               7,998,000
            198,500  Paine Webber Group Inc.                                                                     7,940,000
             92,000  Providian Financial Corp.                                                                   8,372,000
                                                                                                            --------------
                                                                                                                71,533,322

Food and Beverages (1.6%)
--------------------------------------------------------------------------------------------------------------------------
            332,200  Coca-Cola Enterprises, Inc.                                                                 9,696,088
            384,800  Nabisco Group Holdings Corp.                                                                7,215,000
                                                                                                            --------------
                                                                                                                16,911,088

Health Care Services (1.9%)
--------------------------------------------------------------------------------------------------------------------------
            143,450  Cardinal Health, Inc.                                                                       9,790,463
            863,900  HEALTHSOUTH Corp. (NON)                                                                    10,582,775
                                                                                                            --------------
                                                                                                                20,373,238

Household Products (0.8%)
--------------------------------------------------------------------------------------------------------------------------
             74,200  Clorox Co.                                                                                  8,310,400

Insurance (3.1%)
--------------------------------------------------------------------------------------------------------------------------
             89,000  American General Corp.                                                                      6,886,375
            276,125  American International Group, Inc.                                                         25,652,004
                                                                                                            --------------
                                                                                                                32,538,379

Lodging (1.3%)
--------------------------------------------------------------------------------------------------------------------------
            499,100  Starwood Hotels & Resorts Worldwide, Inc.                                                  13,475,700

Medical Supplies and Devices (0.8%)
--------------------------------------------------------------------------------------------------------------------------
            120,200  Baxter International, Inc.                                                                  8,256,238

Networking (0.8%)
--------------------------------------------------------------------------------------------------------------------------
             53,920  Juniper Networks, Inc. (NON)                                                                8,758,630

Oil and Gas (6.2%)
--------------------------------------------------------------------------------------------------------------------------
            220,100  Burlington Resources Inc.                                                                   9,725,669
            450,300  Conoco, Inc.                                                                               11,735,944
            273,700  El Paso Energy Corp.                                                                        9,801,881
            128,000  Ente Nazionale Idrocarburi S.P.A. (ENI) ADR (Italy)                                         7,800,000
            133,000  Mobil Corp.                                                                                13,599,250
            276,200  Williams Cos., Inc.                                                                        11,617,663
                                                                                                            --------------
                                                                                                                64,280,407

Packaging and Containers (2.0%)
--------------------------------------------------------------------------------------------------------------------------
            144,100  Sealed Air Corp. (NON)                                                                      9,258,425
            514,700  Smurfit-Stone Container Corp. (NON)                                                        11,516,413
                                                                                                            --------------
                                                                                                                20,774,838

Pharmaceuticals and Biotechnology (10.0%)
--------------------------------------------------------------------------------------------------------------------------
            329,500  American Home Products Corp.                                                               16,804,500
            282,600  Amgen Inc. (NON)                                                                           21,724,875
            297,800  Bristol-Myers Squibb Co.                                                                   19,803,700
            184,900  Medimmune, Inc. (NON)                                                                      14,768,888
            256,500  Pharmacia & Upjohn, Inc.                                                                   13,802,906
            263,400  Warner-Lambert Co.                                                                         17,384,400
                                                                                                            --------------
                                                                                                               104,289,269

Railroads (0.7%)
--------------------------------------------------------------------------------------------------------------------------
            223,400  Burlington Northern Santa Fe Corp.                                                          7,148,800

Recreation (0.7%)
--------------------------------------------------------------------------------------------------------------------------
            153,000  Royal Caribbean Cruises Ltd.                                                                7,191,000

Restaurants (0.9%)
--------------------------------------------------------------------------------------------------------------------------
            239,800  Tricon Global Restaurants, Inc. (NON)                                                       9,756,863

Retail (7.0%)
--------------------------------------------------------------------------------------------------------------------------
             85,800  Costco Companies, Inc. (NON)                                                                6,413,550
            150,900  CVS Corp.                                                                                   7,507,275
            106,200  Dayton Hudson Corp.                                                                         6,869,813
            256,100  Gap, Inc. (The) (NON)                                                                      11,972,675
            128,000  Lowe's Cos., Inc.                                                                           6,752,000
            513,100  Office Depot, Inc. (NON)                                                                    9,620,625
            582,200  Wal-Mart Stores, Inc. (NON)                                                                24,597,950
                                                                                                            --------------
                                                                                                                73,733,888

Semiconductors (3.1%)
--------------------------------------------------------------------------------------------------------------------------
            467,500  Intel Corp. (NON)                                                                          32,257,500

Telecommunications (6.5%)
--------------------------------------------------------------------------------------------------------------------------
            165,100  ADC Telecommunications Inc. (NON)                                                           7,346,950
            348,100  Lucent Technologies, Inc.                                                                  22,648,256
            160,300  MediaOne Group Inc. (NON)                                                                  11,601,713
            145,500  Nokia Corp. ADR (Finland)                                                                  12,376,594
            159,800  Nortel Networks Corp. (Canada)                                                             14,162,275
                                                                                                            --------------
                                                                                                                68,135,788

Telephone Services (5.7%)
--------------------------------------------------------------------------------------------------------------------------
            258,200  Ameritech Corp.                                                                            18,913,150
            207,300  Bell Atlantic Corp.                                                                        13,215,375
            256,800  SBC Communications, Inc.                                                                   14,685,750
            241,100  Sprint Corp.                                                                               12,461,856
                                                                                                            --------------
                                                                                                                59,276,131

Tobacco (1.3%)
--------------------------------------------------------------------------------------------------------------------------
            378,600  Philip Morris Cos., Inc.                                                                   14,102,850
                                                                                                            --------------
                     Total Common Stocks (cost $965,866,257)                                                $1,035,176,102

SHORT-TERM INVESTMENTS (0.9%) (a) (cost $9,507,000)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
         $9,507,000  Interest in $365,427,000 joint repurchase agreement dated July 30, 1999 with Credit Suisse First Boston
                       due August 2, 1999 with respect to various U.S.
                       Treasury obligations -- maturity value of $9,510,993
                       for an effective yield of 5.04%                                                      $    9,507,000
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $975,373,257) (b)                                              $1,044,683,102
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $1,044,728,538.

  (b) The aggregate identified cost on a tax basis is $980,025,679, resulting in gross unrealized appreciation and depreciation of $101,427,123 and $36,769,700, respectively, or net unrealized appreciation of $64,657,423.

(NON) Non-income-producing security.

      ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities on deposit with a domestic custodian bank.

      The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
July 31, 1999
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $975,373,257) (Note 1)                                          $1,044,683,102
-----------------------------------------------------------------------------------------------
Cash                                                                                        878
-----------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                               498,553
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                8,124,026
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                       13,677,892
-----------------------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                                1,239
-----------------------------------------------------------------------------------------------
Total assets                                                                      1,066,985,690

Liabilities
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                     19,222,917
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                              675,229
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                          1,406,876
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                               92,629
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                             4,306
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              3,658
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                  574,071
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                  277,466
-----------------------------------------------------------------------------------------------
Total liabilities                                                                    22,257,152
-----------------------------------------------------------------------------------------------
Net assets                                                                       $1,044,728,538

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                    $927,388,741
-----------------------------------------------------------------------------------------------
Accumulated net realized gain on investments (Note 1)                                48,029,952
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                           69,309,845
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                       $1,044,728,538

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($475,954,041 divided by 28,671,369 shares)                                              $16.60
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $16.60)*                                  $17.61
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($494,451,809 divided by 30,035,629 shares)**                                            $16.46
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class C share
($31,963,211 divided by 1,930,976 shares)**                                              $16.55
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($42,359,477 divided by 2,566,348 shares)                                                $16.51
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $16.51)*                                  $17.11
-----------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of these financial statements.





Statement of operations
Year ended July 31, 1999
Investment income:
-----------------------------------------------------------------------------------------------
Dividends                                                                          $  6,389,241
-----------------------------------------------------------------------------------------------
Interest                                                                                355,999
-----------------------------------------------------------------------------------------------
Total investment income                                                               6,745,240

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                      3,669,723
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                          685,669
-----------------------------------------------------------------------------------------------
Compensation of  Trustees (Note 2)                                                       14,788
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                          9,438
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                   691,995
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                 2,774,495
-----------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                    81,566
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                   187,858
-----------------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                            5,044
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  61,691
-----------------------------------------------------------------------------------------------
Registration fees                                                                       271,237
-----------------------------------------------------------------------------------------------
Auditing                                                                                 27,961
-----------------------------------------------------------------------------------------------
Legal                                                                                     6,716
-----------------------------------------------------------------------------------------------
Postage                                                                                  76,327
-----------------------------------------------------------------------------------------------
Other                                                                                    31,377
-----------------------------------------------------------------------------------------------
Total expenses                                                                        8,595,885
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                             (139,495)
-----------------------------------------------------------------------------------------------
Net expenses                                                                          8,456,390
-----------------------------------------------------------------------------------------------
Net investment loss                                                                  (1,711,150)
-----------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                     49,808,576
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the year                           69,807,335
-----------------------------------------------------------------------------------------------
Net gain on investments                                                             119,615,911
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                               $117,904,761
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                                      Year ended July 31
                                                                                -------------------------------
                                                                                           1999            1998
---------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment loss                                                              $   (1,711,150)   $     (2,532)
---------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                     49,808,576       2,560,691
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation
(depreciation) of investments                                                        69,807,335      (3,181,873)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                                     117,904,761        (623,714)
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                                  --         (62,767)
---------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                            (886,819)     (1,635,912)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                            (903,792)             --
---------------------------------------------------------------------------------------------------------------
    Class M                                                                             (80,348)             --
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                   764,851,437     154,656,956
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                        880,885,239     152,334,563

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of year                                                                   163,843,299      11,508,736
---------------------------------------------------------------------------------------------------------------
End of year (including undistributed net
investment income of $-- and $--, respectively)                                  $1,044,728,538    $163,843,299
---------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a share outstanding throughout the period)

CLASS A
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                              For the period
Per-share                                                                                                    October 2, 1995+
operating performance                                                       Year ended July 31                   to July 31
-------------------------------------------------------------------------------------------------------------------------------
                                                                 1999             1998             1997             1996
-------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                            $13.49           $13.58            $9.75            $8.50
-------------------------------------------------------------------------------------------------------------------------------
Investment operations
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                             .02(c)           .02(c)(d)        .10(d)           .09(c)(d)
-------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                              3.15             2.03             4.52             1.21
-------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                            3.17             2.05             4.62             1.30
-------------------------------------------------------------------------------------------------------------------------------
Less distributions:
-------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                  --             (.08)            (.09)            (.05)
-------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                   (.06)           (2.06)            (.70)              --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions                                              (.06)           (2.14)            (.79)            (.05)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                  $16.60           $13.49           $13.58            $9.75
-------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
-------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                          23.57            18.00            49.62            15.28*
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                               $475,954          $90,282          $11,509           $6,619
-------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                        1.08             1.04(d)          1.00(d)           .86*(d)
-------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                         .10              .28(d)           .82(d)           .92*(d)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                         126.14           129.01           119.20            80.74*
-------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges. Total return reflects an expense limitation in effect during the period. Without the limitation total return would have been lower.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Reflects an expense limitation in effect during the period (Note 2).  As a result of such limitation, expenses of the fund reflect a reduticion of $0.01 for class A, and less than $0.01 for Class B and Class M for the period ending July 31,
    1998. Expenses for the periods ending July 31, 1997 and July 31, 1996, reflect a reduction of $0.02 and $0.05 per share, respectively.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                              For the period
Per-share                                                                                      Year ended      June 15, 1998+
operating performance                                                                            July 31         to July 31
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                   1999             1998
-------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                              $13.49           $13.00
-------------------------------------------------------------------------------------------------------------------------------
Investment operations
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss (c)                                                                            (.11)            (.01)(d)
-------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                                3.14              .50
-------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                              3.03              .49
-------------------------------------------------------------------------------------------------------------------------------
Less distributions:
-------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                    --               --
-------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                                     (.06)              --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                (.06)              --
-------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                    $16.46           $13.49
-------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
-------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                                                            22.53             3.77*
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                 $494,452          $66,317
-------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                                          1.83              .26*(d)
-------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)                                                                          (.66)            (.12)*(d)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                           126.14           129.01
-------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges. Total return reflects an expense limitation in effect during the period. Without the limitation total return would have been lower.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Reflects an expense limitation in effect during the period (Note 2).  As a result of such limitation, expenses of the fund reflect a reduticion of $0.01 for class A, and less than $0.01 for Class B and Class M for the period ending July 31,
    1998. Expenses for the periods ending July 31, 1997 and July 31, 1996, reflect a reduction of $0.02 and $0.05 per share, respectively.




Financial highlights
(For a share outstanding throughout the period)

CLASS C
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                               For the period
Per-share                                                                                                    February 1, 1999+
operating performance                                                                                            to July 31
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1999
-------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                               $15.81
-------------------------------------------------------------------------------------------------------------------------------
Investment operations
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss (c)                                                                                             (.05)
-------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                                                  .79
-------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                                .74
-------------------------------------------------------------------------------------------------------------------------------
Less distributions:
-------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                                     --
-------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                                                        --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                                   --
-------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                                     $16.55
-------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
-------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                                                                              4.68*
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                                   $31,963
-------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                                                            .91*
-------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)                                                                                           (.35)*
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                            126.14
-------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges. Total return reflects an expense limitation in effect during the period. Without the limitation total return would have been lower.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Reflects an expense limitation in effect during the period (Note 2).  As a result of such limitation, expenses of the fund reflect a reduticion of $0.01 for class A, and less than $0.01 for Class B and Class M for the period ending July 31,
    1998. Expenses for the periods ending July 31, 1997 and July 31, 1996, reflect a reduction of $0.02 and $0.05 per share, respectively.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                              For the period
Per-share                                                                                      Year ended     June 15, 1998+
operating performance                                                                            July 31        to July 31
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                   1999             1998
-------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                              $13.49           $13.00
-------------------------------------------------------------------------------------------------------------------------------
Investment operations
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss (c)                                                                            (.06)            (.01)(d)
-------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                                3.14              .50
-------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                              3.08              .49
-------------------------------------------------------------------------------------------------------------------------------
Less distributions:
-------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                    --               --
-------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                                     (.06)              --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                (.06)              --
-------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                    $16.51           $13.49
-------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
-------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                                                            22.90             3.77*
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                  $42,359           $7,244
-------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                                          1.58              .23*(d)
-------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)                                                                          (.40)            (.08)*(d)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                           126.14           129.01
-------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges. Total return reflects an expense limitation in effect during the period. Without the limitation total return would have been lower.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Reflects an expense limitation in effect during the period (Note 2).  As a result of such limitation, expenses of the fund reflect a reduticion of $0.01 for class A, and less than $0.01 for Class B and Class M for the period ending July 31,
    1998. Expenses for the periods ending July 31, 1997 and July 31, 1996, reflect a reduction of $0.02 and $0.05 per share, respectively.



Notes to financial statements
July 31, 1999

Note 1
Significant accounting policies

Putnam Research Fund ("the fund") is one of a series of Putnam Investment Funds (the "Trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The objective of the fund is to seek capital appreciation by investing primarily in common stocks.

The fund offers class A, class B, class C and class M shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Effective February 1, 1999, the fund began offering class C shares. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments are stated at fair market value, following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the year ended July 31, 1999, the fund had no borrowings against the line of credit.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

G) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sale transactions, organization costs, and net operating loss. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended July 31, 1999, the fund reclassified $1,711,150 to decrease accumulated net investment loss and $836 to decrease paid-in-capital, with a decrease to accumulated net realized gains of $1,710,314. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

H) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

I) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $8,843. These expenses are being amortized on projected net asset levels over a five-year period. The fund will reimburse Putnam Management for the payment of these expenses.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion, and 0.38% thereafter.

The base fee is subject to a performance adjustment based on the investment performance of the fund compared to changes in the value of the Standard & Poor's 500 ("S&P 500") composite Stock Price Index. Performance will be calculated for these purposes at the beginning of each fiscal quarter, for the thirty-six month period immediately preceding such quarter or the life of the fund, if shorter. The applicable base fee will be increased or decreased for each calendar quarter by an incentive payment or penalty at the annual rate of 0.01% of the fund's average net assets for each 1% increment by which the fund outperforms or underperforms the S&P 500 in excess of 3.0%, subject to a maximum increase or decrease of 0.07% of average net assets.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through July 31, 1999, to the extent that expenses of the fund (exclusive of brokerage commissions, interest, taxes, deferred organizational and extraordinary expense, credits from Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. and payments under the Trust's distribution plan) would exceed an annual rate of 1.00% of the fund's average net assets.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended July 31, 1999, fund expenses were reduced by $139,495 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $1,097 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at annual rates up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund to an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the year ended July 31, 1999, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $1,506,178 and $91,318 from the sale of class A and class M shares, respectively and $429,488 and $2,506 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the year ended July 31, 1999, Putnam Mutual Funds Corp., acting as underwriter received $11,651 on class A redemptions.

Note 3
Purchases and sales of securities

During the year ended July 31, 1999, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $1,486,903,488 and $729,971,968, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At July 31, 1999, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                                     Year ended July 31, 1999
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     26,408,659       $397,013,773
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       58,245            880,850
-----------------------------------------------------------------------------
                                                26,466,904        397,894,623

Shares
repurchased                                     (4,485,828)       (67,855,299)
-----------------------------------------------------------------------------
Net increase                                    21,981,076       $330,039,324
-----------------------------------------------------------------------------

                                                     Year ended July 31, 1998
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      5,991,170        $81,964,420
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      149,268          1,698,679
-----------------------------------------------------------------------------
                                                 6,140,438         83,663,099

Shares
repurchased                                       (297,573)        (3,999,887)
-----------------------------------------------------------------------------
Net increase                                     5,842,865        $79,663,212
-----------------------------------------------------------------------------

                                                     Year ended July 31, 1999
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     27,970,416       $417,009,888
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       57,453            896,930
-----------------------------------------------------------------------------
                                                28,027,869        417,906,818

Shares
repurchased                                     (2,909,682)       (44,577,274)
-----------------------------------------------------------------------------
Net increase                                    25,118,187       $373,329,544
-----------------------------------------------------------------------------

                                                 For the period June 15, 1998
                                              (commencement of operations) to
                                                                July 31, 1998
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      4,949,915       $ 68,095,469
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                 4,949,915         68,095,469

Shares
repurchased                                        (32,473)          (449,769)
-----------------------------------------------------------------------------
Net increase                                     4,917,442       $ 67,645,700
-----------------------------------------------------------------------------

                                              For the period February 1, 1999
                                              (commencement of operations) to
                                                                July 31, 1999
-----------------------------------------------------------------------------
Class C                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      1,987,362       $ 32,284,383
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                 1,987,362         32,284,383

Shares
repurchased                                        (56,386)          (925,968)
-----------------------------------------------------------------------------
Net increase                                     1,930,976       $ 31,358,415
-----------------------------------------------------------------------------

                                                     Year ended July 31, 1999
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      2,469,280        $36,684,699
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                        5,391             79,877
-----------------------------------------------------------------------------
                                                 2,474,671         36,764,576

Shares
repurchased                                       (445,333)        (6,640,422)
-----------------------------------------------------------------------------
Net increase                                     2,029,338        $30,124,154
-----------------------------------------------------------------------------

                                                 For the period June 15, 1998
                                              (commencement of operations) to
                                                                July 31, 1998
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        554,900         $7,592,143
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                   554,900          7,592,143

Shares
repurchased                                        (17,890)          (244,099)
-----------------------------------------------------------------------------
Net increase                                       537,010         $7,348,044
-----------------------------------------------------------------------------

Note 5
Change in independent accountants

Based on the recommendation of the Audit Committee of the fund, the Board of Trustees has determined not to retain PricewaterhouseCoopers LLP as this fund's independent auditor and voted to appoint KPMG LLP for the fund's fiscal year ended July 31, 1999. During the two most recent fiscal years, PricewaterhouseCoopers LLP audit reports contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, in connection with its audits for the two most recent fiscal years and through July 14, 1999 there were no disagreements between the fund and PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused it to make reference to the disagreements in its report on the financial statements for such years.


Federal tax information
(Unaudited)

Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $1,426,723 as a 20% capital gain, for its taxable year ended July 31, 1999.

The fund has designated 12.29% of the distributions from net investment income as qualifying for the dividends received deduction for corporations.

The Form 1099 you receive in January 2000 will show the tax status of all distributions paid to your account in calendar 1999.



Our commitment to quality service

* CHOOSE AWARD-WINNING SERVICE

  Putnam Investments has won the DALBAR Service Award 8 times in the past 9 years. In 1997 and 1998, Putnam was the only company to win all three DALBAR awards: for service to investors, to financial advisors, and to variable annuity contract holders.*

* HELP YOUR INVESTMENTS GROW

  Set up a systematic program for investing with as little as $25 a month from a Putnam money market fund or from your checking or savings account.+

* SWITCH FUNDS EASILY

  Within the same class of shares, you can move money from one account to another without a service charge. (This privilege is subject to change or termination.)

* ACCESS YOUR MONEY QUICKLY

  You can get checks sent regularly or redeem shares any business day at the then-current net asset value, which may be more or less than the original cost of the shares.

  For details about any of these or other services, contact your financial advisor or call the toll-free number shown below and speak with a helpful Putnam representative. To learn more about Putnam, visit our Web site. www.putnaminv.com

  To make an additional investment in this or any other Putnam fund, contact your financial advisor or call our toll-free number.
  1-800-225-1581

* DALBAR, Inc., an independent research firm, presents the awards to financial services firms that provide consistently excellent service.

+ Regular investing, of course, does not guarantee a profit or protect against a loss in a declining market.



The Putnam family of funds

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund [DBL. DAGGER]

Capital Opportunities Fund

Diversified Equity Trust

Europe Growth Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund

International New Opportunities Fund

Investors Fund

New Opportunities Fund [DBL. DAGGER]

OTC & Emerging Growth Fund

Research Fund

Vista Fund

Voyager Fund

Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Global Governmental Income Trust

High Yield Advantage Fund [DBL. DAGGER]

High Yield Trust [DBL. DAGGER]

High Yield Trust II

Income Fund

Intermediate U.S. Government
Income Fund

Money Market Fund **

Preferred Income Fund

Strategic Income Fund *

U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund**

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK]**

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds-three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

* Formerly Putnam Diversified Income Trust II

[DBL. DAGGER] Closed to new investors. Some exceptions may apply. Contact
              Putnam for details.

[SECTION MARK] Not available in all states.

** An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

   Check your account balances and current performance at www.putnaminv.com.


Fund information

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

KPMG LLP

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Richard A. Monaghan
Vice President

John R. Verani
Vice President

This report is for the information of shareholders of Putnam Research Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments' Web site: www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
BULK RATE
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminv.com


AN067 54565 2AQ/2JK/2JL/2JM 9/99